Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements kr in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (44,773)
NIBOR | 6.00%
Derivative [Line Items]
Derivative, Notional Amount	$ 146,500	kr 1,200,000
Derivative, Basis Spread on Variable Rate	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability) $	$ (20,638)
NIBOR | 4.60%
Derivative [Line Items]
Derivative, Notional Amount	$ 102,000	kr 850,000
Derivative, Basis Spread on Variable Rate	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (18,606)
NIBOR | 5.15%
Derivative [Line Items]
Derivative, Notional Amount	$ 112,000	kr 1,000,000
Derivative, Basis Spread on Variable Rate	5.15%	5.15%
Fixed Rate Payable	5.74%	5.74%
Fair Value / Carrying Amount of Asset (Liability) $	$ (5,529)